Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	DEFA14A
Registrant Name	WHITEHAWK THERAPEUTICS, INC.
Central Index Key	0001422142
Amendment Flag	false